Income Taxes - Reconciliation of Expected Income Tax Expense or Benefit at Statutory Federal Income Tax Rate to Actual Income Tax Expense or Benefit and Effective Tax Rate (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Amount
Tax expense (benefit) at federal income tax rate					$ 9,115	$ (2,529)
Dividends received deduction					(1,023)
State tax, net of federal benefit					845	(231)
Other					(65)	361
Total income tax expense (benefit)	$ 4,697	$ 1,927	$ 6,506	$ 3,577	$ 8,872	$ (2,399)
%
Tax expense (benefit) at federal income tax rate					35.00%	(35.00%)
Dividends received deduction					(3.93%)
State tax, net of federal benefit					3.25%	(3.20%)
Other					(0.25%)	5.01%
Total	33.90%		33.90%		34.07%	(33.19%)